Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other non-current receivables [abstract]
Prepayments	£ 2.2	£ 3.0
Accrued income		16.5
Fair value of derivatives		8.4
Other debtors	135.4	152.1
Trade and other receivables	£ 137.6	£ 180.0